SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment
Net revenues	¥ 2,077,157	$ 284,569	¥ 1,876,989	¥ 1,202,670
Cost of revenues	1,192,572	163,382	1,215,611	730,683
Net Income (Loss)	(102,376)	$ (14,025)	(475,968)	(300,765)
Single operating segment
Segment
Net revenues	2,077,157		1,876,989	1,202,670
Cost of revenues	1,192,572		1,215,611	730,683
Payroll expenses in sales and marketing expenses	124,548		104,462	77,736
Payroll expenses in general and administrative expenses	146,239		175,600	126,986
Payroll expenses in research and development expenses	594,567		592,223	381,700
Other segment items	121,607		265,061	632,749
Net Income (Loss)	¥ (102,376)		¥ (475,968)	¥ (747,184)
Other segment items description	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.	Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.